Investments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investments

5 Investments

Investments by type
	2017	2016
Available-for-sale
– equity securities - shares in third party managed structured entities	168	170
– equity securities - other	3,815	3,854

	3,983	4,024
– debt securities	65,747	78,888

	69,730	82,912
Held-to-maturity
– debt securities	9,343	8,751

	9,343	8,751

	79,073	91,663

Exposure to equity securities

Available-for-sale equity securities - Listed and Unlisted
	2017	2016
Listed	3,518	3,539
Unlisted	465	485

	3,983	4,024

Listed equity securities are primarily made up of Bank of Beijing and Mahindra Kotak Bank.

Exposure to debt securities

ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Debt securities
	2017	2016
Available-for-sale investments	65,747	78,888
Held-to-maturity investments	9,343	8,751
Loans and advances to customers	5,099	7,471
Loans and advances to banks	265	952

Available-for-sale investments and Assets at amortised cost	80,454	96,062
Trading assets	7,477	9,863
Designated as at fair value through profit or loss	1,739	1,669

Financial assets at fair value through profit or loss	9,216	11,532

	89,670	107,594

ING Group’s total exposure to debt securities included in available-for-sale investments and assets at amortised cost of EUR 80,454 million (2016: EUR 96,062 million) is specified as follows by type of exposure:

Debt securities by type and line items per the statement of financial position - Available-for-sale investments and Assets at amortised cost
	Available-for-sale investments		Held-to-maturity investments		Loans and advances to customers		Loans and advances to banks		Total
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Government bonds	34,844	41,985	7,462	6,688	828	858			43,134	49,531
Sub-sovereign, Supranationals and Agencies	17,215	20,484	1,255	1,613	245	267			18,715	22,364
Covered bonds	8,737	11,297	100	100	418	1,820	154	882	9,409	14,099
Corporate bonds	1,284	1,345			970	791			2,254	2,136
Financial institutions’ bonds	1,701	2,020	311		429	351	107	70	2,548	2,441
ABS portfolio	1,966	1,757	215	350	2,209	3,384	4		4,394	5,491

Bond portfolio	65,747	78,888	9,343	8,751	5,099	7,471	265	952	80,454	96,062

Sub-sovereign Supranationals and Agencies (SSA) comprise amongst others, multilateral development banks, regional governments, local authorities, and US agencies. Under certain conditions, SSA bonds may qualify as Level 1 High Quality Liquid Assets for the Liquidity Coverage Ratio (LCR).

99% (2016: 97%) of the exposure in the ABS portfolio is externally rated AAA up to and including A-.

There are no borrowed debt securities recognised in the statement of financial position.

Reference is made to Note 42 ‘Transfer of financial assets’ for information on securities lending as well as sale and repurchase transactions.

Changes in available-for-sale and held-to-maturity investments

Changes in available-for-sale and held-to-maturity investments
	Available-for-sale equity securities		Available-for-sale debt securities		Held-to-maturity		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Opening balance	4,024	4,434	78,888	82,566	8,751	7,826	91,663	94,826
Additions	325	80	21,276	27,073	3,609	1,731	25,210	28,884
Amortisation			–146	–144	–46	–87	–192	–231
Transfers and reclassifications	7	–92					7	–92
Changes in unrealised revaluations[1]	21	363	–1,030	–102	–64	–70	–1,073	191
Impairments	–6	–13					–6	–13
Reversal of impairments			3				3
Disposals and redemptions	–79	–682	–32,709	–30,483	–2,675	–630	–35,463	–31,795
Exchange rate differences	–308	–72	–535	–16	–232	–19	–1,075	–107
Changes in the composition of the group and other changes	–1	6		–6			–1

Closing balance	3,983	4,024	65,747	78,888	9,343	8,751	79,073	91,663

1	Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss

In 2017 available-for-sale debt securities decreased by EUR 13 billion and is mainly related to lower positions in Government bonds, Subsovereign Supranationals and Agencies, and covered bonds.

In 2017 ING participated in the private placement by Bank of Beijing (BoB). ING participated in the offering for an aggregate amount of around EUR 240 million representing 265 million shares.

In October 2016 ING sold 2.5% of Kotak Mahindra Bank shares representing a carrying value of EUR 456 million.

Reference is made to Note 22 ‘Investment income’ for details on Impairments.